Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 2.20	$ 2.08